Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite Lived Intangible Assets [Line Items]
Intangible assets recorded related to acquisitions	$ 31,393	$ 64,606
Intangible assets recorded related to business combinations	0	223,300
Amortization expense on intangible assets	256,367	260,328	$ 252,202
Selling, General and Administrative Expense	508,136	534,515	545,107
Impairment loss			324,145
Unpaid capital expenditure purchased	384	852	$ 4,123
Software development costs [Member]
Finite Lived Intangible Assets [Line Items]
Impairment expense	$ 1,254	$ 5,036